Earnings per Common Share	12 Months Ended
Dec. 31, 2013
Earnings per Common Share [Abstract]
Earnings per Common Share

11.Earnings per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs (Note 9) using the treasury stock method.

Numerator
	2013	2012	2011
Net loss attributable to Tsakos Energy Navigation Limited	(37,462)	$(49,263)	$(89,496)
Preferred share dividends	(3,676)	—	—
Net loss attributable to common stock holders	$ (41,138)	(49,263)	(89,496)

Denominator
Weighted average common shares outstanding	56,698,955	53,301,039	46,118,534

Basic and diluted loss per common share	$(0.73)	$(0.92)	$(1,94)

For 2013 and 2012 there were no non-vested RSUs. In 2011 the RSUs are considered anti-dilutive due to the loss from continuing operations which have resulted in their exclusion from the computation of diluted earnings per common share.